Note 15 - Subsequent Events (Details Textual) - $ / shares				9 Months Ended	12 Months Ended
	Nov. 05, 2019	Oct. 23, 2019	Oct. 01, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				67,188		28,125
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 9.60		$ 17.60
One of Outside Legal Advisors [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			625
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 7.60
Independent Advisor [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		625
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 7.20
Director [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,250
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 7.68